SCHEDULE OF ANTIDILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNING PER SHARE (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Accounting Policies [Abstract]
Basic weighted average common shares outstanding	53,410,249	38,885,185	46,787,545	38,667,221	38,760,092	38,532,889
Effect of dilutive stock options	225,119	271,296	322,309	373,853	368,558
Diluted weighted average of common shares outstanding	53,635,368	39,156,481	47,109,854	39,041,074	39,128,650	38,532,889